Ultra Series Fund

Supplement Dated July 21, 2010 to the Prospectus

This Supplement dated July 21, 2010 amends the Prospectus of Ultra Series Fund dated May 1, 2010.  Please keep this Supplement with your records.

Moderate Allocation Fund

•	Page 5: The Total Annual Fund Operating Expenses for Class II shares is restated to read 1.38%.

Money Market Fund

•	Page 12: Footnote #2 is added to the Annual Fund Operating Expenses table as follows:

2 Madison and the fund’s distributor, Mosaic Funds Distributor, LLC (“MFD”), may waive fees and reimburse fund expenses, including management and 12b-1 fees, to the extent necessary to prevent a negative yield for Class I and Class II shares of the fund.  Madison and/or MFD may modify or discontinue any voluntary waiver/reimbursement at any time.  There is no guarantee that Class I or Class II shares of the fund will be able to avoid a negative yield.

•	Page 13: Under the sub-header “Performance,” a new paragraph is added after the first paragraph as follows:

The investment adviser waived a portion of its management fee for the period January 12, 2009 through December 31, 2009.  If the management fee had not been waived, returns for Class I and Class II shares would have been lower.  In addition, the distributor waived all or a portion of its distribution fee for the period May 1, 2009 through December 31, 2009.  If the distribution fee was not waived, returns for Class II shares would have been lower.

Equity Income Fund

•	Page 24: The column headers in the Annual Fund Operating Expenses table are restated to read Class I and Class II.

•	Page 24: Principal Investment Strategies. The fourth sentence of the second paragraph is deleted and replaced with:

The fund may invest the remainder of its common stock investments in companies that meet the fund’s selection criteria but whose market capitalization is considered to be middle sized or “mid-cap” (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index).

Large Cap Value Fund

•
Page 29:  Portfolio Management.  Effective July 1, 2010, Jay Sekelsky replaced Dan Julie as co-portfolio manager of the fund.  Mr. Sekelsky is an Executive Director of Madison and serves as the firm’s Chief Investment Officer and head of equity investments. He joined Madison in 1990, and has earned both the Certified Public Accountant (“CPA”) and Certified Financial Advisor (“CFA”) designations.

Large Cap Growth Fund

•	Page 30: The column headers in the Annual Fund Operating Expense table are restated to read Class I and Class II.

Mid Cap Fund

•	Page 33: Principal Investment Strategies. The first sentence of the first paragraph is deleted and replaced with:

The fund invests generally in common stocks, securities convertible into common stocks and related equity securities of midsize companies (generally, stocks with a market capitalization similar to those companies in the Russell Midcap® Index).

Small Cap Fund

•	Page 36: Principal Investment Strategies. The second sentence of the first paragraph is deleted and replaced with:

       For purposes of this fund, “small cap companies” are those with market capitalizations that are within the range of capitalizations of companies represented in the Russell 2000® Index.
Investment Adviser

•	Page 54: Footnote #3 is added to the Money Market Fund in the Management Fee table as follows:

3 Madison may waive fees and reimburse fund expenses, including management fees, to the extent necessary to prevent a negative yield for the fund.  Madison may modify or discontinue any voluntary waiver/reimbursement at any time.  There is no guarantee that the fund will be able to avoid a negative yield.

Portfolio Management

•	Page 55: All references to Mr. Julie contained in the section of the Prospectus relating to the Large Cap Value Fund are replaced with Mr. Sekelsky.

Ultra Series Fund

Supplement dated July 21, 2010 to
Statement of Additional Information dated May 1, 2010 (“SAI”)

PORTFOLIO MANAGERS

Effective July 1, 2010, Jay Sekelsky replaced Dan Julie as co-portfolio manager of the Large Cap Value Fund.  As of July 1, 2010, Mr. Sekelsky did not own any shares of any series of the Trust, and he managed other accounts for the fund complex as follows:

Types of Accounts	Number of Other Accounts Managed	Total Assets in Accounts1	Accounts with Performance-Based Advisory Fees	Total Assets in Accounts with Performance-Based Advisory Fees
Registered Investment Companies	4	$257,884,909	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	4,646	$1,178,099,932	0	$0

INVESTMENT PRACTICES

•	The first paragraph on Page 20 under the header “Shares of Other Investment Companies,” is deleted and replaced with:

Shares of Other Investment Companies

Each fund, other than the Target Allocation Funds, may invest up to 10% of its assets in shares of other investment companies.  Each fund, other than the Target Allocation Funds, complies with the general statutory limits for such investments prescribed by the 1940 Act.  The statutory limits are that immediately after any investment:  (a) not more than 5% of a fund’s total assets are invested in the securities of any one investment company; (b) not more than 10% of a fund’s total assets are invested in the aggregate in securities of investment companies as a group; (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the fund; and (d) not more than 10% of the outstanding voting stock of any one investment company will be owned in the aggregate by the fund and other investment companies advised by Madison, or any of its affiliates.  Notwithstanding the foregoing, each fund may invest in shares of money market funds in excess of the above-described statutory limitations, in accordance with the exemption contained in Rule 12d1-1 under the Investment Company Act of 1940.

•	The Higher-Risk Securities and Practices Table chart of page 24 is updated to reflect the Illiquid Securities limitation for the Money Market Fund at 5%.

•	A new sub-heading in the “INVESTMENT PRACTICES” section is added at the end of that section, as follows:

Designation of NRSROs for Money Market Fund

Pursuant to Rule 2a-7 under the Investment Company Act of 1940 and with regard to the Money Market Fund, the Board of Trustees of the Trust has designated the following nationally recognized statistical rating organizations (“NRSROs”) whose ratings the Board considers to be reliable: (1) Standard & Poor’s; (2) Moody’s; (3) Fitch; and (4) Dun & Bradstreet.

PORTFOLIO MANAGEMENT

•
The fee tables on Page 34 under the sub-header “Subadvisory Agreements” for Shenkman Capital Management, Inc. (High Income Fund), Wellington Management Company, LLP (Small Cap Fund), and Lazard Asset Management LLC (International Stock Fund) are amended to read Fiscal Year ended December 31, 2009.

DISTRIBUTION

The paragraph preceding the Class II Plan table on Page 45 under the sub-header “Distribution and Service Plan” is deleted as replaced with:

The table below shows the dollar amounts spent by the Trust under the Plan for the fiscal year ended December 31, 2009 for each of the following items.

APPENDIX A - SUMMARY OF PROXY VOTING POLICIES AND PROCEDURES

The proxy voting policy for Madison Asset Management, LLC is amended to add the following before the sub-heading “ERISA Fiduciary Accounts” section on page A-3 (page 60 of the document):

Voting Proxies of Securities No Longer Owned

We may be entitled to vote a proxy because a security was held in a client portfolio on the record date but have subsequently sold the security from the client’s account prior to the meeting date to which the proxy relates.  In such situations, our vote has no economic value to the client who is not a shareholder of the company soliciting the proxy vote.  Therefore, our policy is to vote proxies of securities no longer owned in accordance with management recommendation or, if practical, not vote them at all.

Special Considerations for MEMBERS Mutual Funds and Ultra Series Fund

The proxy voting policy and procedures of MEMBERS Mutual Funds and the Ultra Series Fund, (the “Trusts”), reflect the policies and procedures of the Trust’s investment advisor, Madison Asset Management, LLC (“Madison”) and are incorporated into the Madison Investment Advisors, Inc. written compliance and procedures manual.  In addition, the Trusts’ policies incorporate the proxy voting policies and procedures of Madison’s current subadvisers: Shenkman Capital Management, Inc., Lazard Asset Management LLC, Wellington Management Company, LLP, Paradigm Asset Management Company, LLC and Mondrian Investment Partners Limited.

With respect to the proxy voting function relative to the Trusts, each Trust’s Board of Trustees has delegated this function to Madison. In general, with respect to proxies to be voted on behalf of the Trusts’ sub-advised funds, or portions of such funds, Madison currently intends to delegate its voting responsibilities hereunder, such that that the respective subadvisers of such funds, or portions of such funds, will vote such proxies in accordance with their own proxy voting policies and procedures. Notwithstanding the foregoing, Madison reserves the right at any time to reassume the responsibility of voting proxies relative to one or more of the sub-advised portfolios of the Trusts. Madison currently intends to monitor, by requesting periodic certifications from each of the subadvisers, the voting of each of the subadvisers to confirm consistency with each such subadviser’s proxy voting policies and procedures and to seek assurance that conflicts of interest have been adequately monitored and resolved. Madison will use reasonable efforts to ensure that each Trust’s Board of Trustees is timely notified of any material changes to the proxy voting policies and procedures of each of the subadvisers as the relevant subadvisers have specifically brought to the attention of Madison, if, in Madison’s judgment, such notification is necessary for the Board’s fulfillment of its responsibilities hereunder.

Madison recognizes that there may be instances where the responsibility for voting proxies with respect to a single security is vested in two or more subadvisers (e.g., when more than one fund, or two managed portions of the same fund, hold voting securities of a single issuer). Under these circumstances, there is the possibility that the application of relevant proxy voting policies will result in proxies being voted inconsistently. It is Madison’s position that such circumstances will not be deemed to suggest improper action on the part of any subadviser, and that neither Madison nor the Trusts will be required to take any action with respect to such instances, in the absence of other compelling factors that would necessitate such action.